Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information
Trade and other receivables and prepaid assets	$ (9,324)	$ 76
Trade and other payables	1,584	781
Net (decrease) increase in cash	7,740	(857)
Equity issued for royalty portfolio acquisition		81,860
Settlement of convertible note in shares		7,629
Settlement of interest payments in shares (note 8)	$ 155	$ 487